Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
World ex U.S. Targeted Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	World ex U.S. Targeted Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the World ex U.S. Targeted Value Portfolio is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the World ex U.S. Targeted Value Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The World ex U.S. Targeted Value Portfolio does not pay transaction costs when buying and selling shares of other mutual funds (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the World ex U.S. Targeted Value Portfolio’s portfolio turnover rate was 8% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the World ex U.S. Targeted Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The World ex U.S. Targeted Value Portfolio seeks to achieve its investment objective through exposure to a broad and diverse portfolio of securities of non-U.S. companies, with a focus on small and mid-cap value companies, associated with countries with developed and emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development). An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization. When investing directly in securities of non-U.S. companies, the Advisor may adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering different valuation ratios and/or expected profitability. In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The Investment Committee of the Advisor designates the developed and emerging markets counties that are approved markets for which the Portfolio is authorized to invest.

As an efficient means to achieve broad diversification across international markets, the World ex U.S. Targeted Value Portfolio may invest all or substantially all of its assets in other investment companies advised by the Advisor until the assets in the Portfolio reach a level that allows for the desired diversification across the international markets through direct investment in securities of non-U.S. operating companies. The point at which the Portfolio will begin purchasing securities of non-U.S. operating companies directly will depend on market movements and other factors that the Advisor will consider in seeking to efficiently manage the Portfolio, including minimizing the Portfolio’s costs in achieving the desired diversification across the international markets. At inception, the Portfolio invested substantially all of its assets in the DFA International Small Cap Value Portfolio, the International Vector Equity Portfolio, the Dimensional Emerging Markets Value Fund and the Emerging Markets Small Cap Series (the “Underlying Funds”). From time to time, the Advisor may add or remove Underlying Funds in the World ex U.S. Targeted Value Portfolio without notice to shareholders.

When constructing the World ex U.S. Targeted Value Portfolio’s investment portfolio, the Advisor intends to consider federal tax implications when making investment decisions with respect to individual securities to seek to provide a tax advantage. When consistent with the Portfolio’s investment policies, the Advisor will buy and sell securities for the Portfolio considering the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates). When buying and selling shares of the Underlying Funds or buying and selling individual securities for the Underlying Funds, the Advisor does not consider the federal tax implications of investment decisions.

The World ex U.S. Targeted Value Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may use derivatives, such as futures contracts and options on futures contracts for approved market or other equity market securities and indices, including those of the United States, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

		The World ex U.S. Targeted Value Portfolio may lend its portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Fund of Funds Risk: The investment performance of the World ex U.S. Targeted Value Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund that underperforms other funds. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds’ investments. The risks listed below for the Portfolio include both the risks associated with direct investment in securities by the Portfolio and indirect investment in securities through the Portfolio’s investment in the Underlying Funds.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The World ex U.S. Targeted Value Portfolio does not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the World ex U.S. Targeted Value Portfolio to at times underperform equity funds that use other investment strategies.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer specific events will cause the value of securities, and the World ex U.S. Targeted Value Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Tax Advantage Strategy Risk: An investment strategy that considers the tax implications of investment decisions may alter the construction of the World ex U.S. Targeted Value Portfolio and affect portfolio holdings, when compared to other mutual funds that do not take into account potential tax implications. The Advisor anticipates that performance of the Portfolio may deviate from that of mutual funds that do not take into account potential tax implications.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the World ex U.S. Targeted Value Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

		Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the World ex U.S. Targeted Value Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the World ex U.S. Targeted Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

		The after-tax returns presented in the table for the World ex U.S. Targeted Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the World ex U.S. Targeted Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	World ex U.S. Targeted Value Portfolio Institutional Class Shares Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2013-December 2013
Highest Quarter	Lowest Quarter
13.23 (7/13-9/13)	-4.54 (4/13-6/13)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2013 Annualized Returns (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the World ex U.S. Targeted Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
World ex U.S. Targeted Value Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.58%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.48%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	355
5 Years	rr_ExpenseExampleYear05	651
10 Years	rr_ExpenseExampleYear10	$ 1,492
2013	rr_AnnualReturn2013	19.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.54%)
One Year	rr_AverageAnnualReturnYear01	19.91%
Since Inception	rr_AverageAnnualReturnSinceInception	24.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2012
World ex U.S. Targeted Value Portfolio | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.80%
Since Inception	rr_AverageAnnualReturnSinceInception	23.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2012
World ex U.S. Targeted Value Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.93%
Since Inception	rr_AverageAnnualReturnSinceInception	18.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2012
World ex U.S. Targeted Value Portfolio | MSCI All Country World ex USA Small Cap Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.73%
Since Inception	rr_AverageAnnualReturnSinceInception	20.89%

[1]	Pursuant to a Fee Waiver and Expense Assumption Agreement for the World ex U.S. Targeted Value Portfolio, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor (the "Underlying Funds"). In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.80% of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date.